RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

The Company has previously accrued $777,111 comprised of $740,000 for unpaid former officer compensation and $37,111 for the employer’s share of payroll taxes related to the unpaid former officer compensation in the accompanying Balance Sheets at October 31, 2022 and April 30, 2022, respectively. The accrued compensation is related to two former officers and the Company believes that because of the termination of all officers, there is no employment agreement or compensation due to the former officers.

At October 31, 2022 and April 30, 2022, the Company has recorded $191,547 and $210,868, respectively of accounts payable – related parties for Company related expenses. The October 31, 2022, balance of $191,547 is comprised of (1) $180,250 owed to the President, CEO, and member of the Board of Directors for payments made on behalf of the Company, (2) $10,961 owed to the CFO of the Company and (3) $336 owed to the SVP of Football Operations.

The $180,250 owed to the President, CEO and member of the Board of Directors includes $144,150 of expenses related to a consulting agreement with the Company and $36,100 of expenses related to an office in home. The $10,961 owed to the Chief Financial Officer of the Company is for the accrual of unpaid payroll from February 1, 2022 to February 25, 2022. The $336 owed to the Senior Vice President of Football Operations is for accrued and unpaid expenses paid on behalf of the Company.

On March 5, 2020 and August 12, 2020, a member of the Board of Directors, provided $55,000 of proceeds to the Company through the issuance of two Note Payables, one for $25,000 and another for $30,000. The Note Payable terms include an annual interest rate of 10% and are both payable on December 31, 2022, by virtue of an extension. See Note 4 – Debt.

For the three and six months ended October 31, 2022, the Company recorded $1,386 and $2,772, respectively of interest expense and for the three and six months ended October 31, 2021, the Company recorded $1,386 and $2,772 in the accompanying unaudited Statements of Operations. At October 31, 2022 and April 30, 2022, the Company has recorded $13,301 and $10,529 of accrued interest, related party in the accompanying Balance Sheets.

NOTE 7 – RELATED PARTY TRANSACTIONS

The Company has previously accrued $777,111 comprised of $740,000 for unpaid former officer compensation and $37,111 for the employer’s share of payroll taxes related to the unpaid former officer compensation in the accompanying Balance Sheets at April 30, 2022 and 2021, respectively. The accrued compensation is related to two former officers and the Company believes that because of the termination of all officers, there is no employment agreement or compensation due to the former officers.

Effective November 16, 2018, the Company entered into a Master Business Agreement (“Master Agreement”) with BDB Entertainment, Inc. to provide the following services related to the Company’s planned 2019 football season: (1) marketing and communications, (2) sponsorship development and sales, (3) distribution and broadcasts and (4) production and show creation. The consulting firm is owned by the William Lyons, the Chief Marketing Officer of the Company.

Effective December 31, 2020, the Master Agreement was changed to reflect a different entity controlled by Chief Marketing Officer, William Lyons Associates, Inc., and has a term through July 31, 2022 by virtue of an extension.  The Master Agree provides for both cash and common stock payments for each of the above four service areas. The services to be provided are contingent on the Company obtaining a minimum $3,000,000 of investor funding by July 31, 2022, by virtue of an extension.

At April 30, 2022 and 2021, the Company has recorded $210,868 and $177,868, respectively of accounts payable – related parties for Company related expenses. The April 30, 2022, balance of $210,868 is comprised of (1) $199,500 owed to the President, CEO, and member of the Board of Directors for payments made on behalf of the Company, (2) $10,962 owed to the Chief Financial Officer of the Company, (3) $336 owed to the Senior Vice President of Football Operations and $70 owed to the Vice President of Team Interface.

The $199,450 owed to the President, CEO and member of the Board of Directors includes $161,200 of expenses related to a consulting agreement with the Company, $36,800 of expenses related to an office in home and $1,500 of advances made to the Company. The $10,961 owed to the Chief Financial Officer of the Company is for the accrual of unpaid payroll from February 1, 2022 to February 25, 2022.  The $336 owed to the Senior Vice President of Football Operations and $70 owed to the Vice President of Team Interface are for accrued and unpaid expenses paid on behalf of the Company.

On March 5, 2020 and August 12, 2020, a member of the Board of Directors, provided $55,000 of proceeds to the Company through the issuance of two Note Payables, one for $25,000 and another for $30,000.  The Note Payable terms include an annual interest rate of 10% and are both payable on September 30, 2022, by virtue of an extension. At April 30, 2022, the Company has recorded the proceeds as note payable, related party. For the years ended April 30, 2022 and 2021, the Company recorded $5,500 and $4,645 of interest expense in the accompanying Statements of Operations and at April 30, 2022 and April 30, 2021, the Company has recorded $10,529 and $5,029 of accrued interest, related party in the accompanying Balance Sheets.